Loans and borrowings	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Loans and borrowings

12            Loans and borrowings

		2021	2020
	Interest p.a.
Working capital	100% CDI + 2.40% to 5.46% and TJLP + 2.98% and 24%	163,138	97,396
BNDES Prosoft	TJLP + 2.96%	-	1,579
Debentures	18.16%	45,000	-
		208,138	98,975
Current		64,415	56,197
Non-current		143,723	42,778

The portion of non-current liabilities has the following maturity schedule:

	2021	2020
2022	-	18,167
2023	70,305	16,918
2024	53,721	7,693
2025	18,797	-
After 2026	900	-
	143,723	42,778

Main changes in working capital loans and borrowings

On March 25, 2021, Zenvia Brazil entered into an agreement with Banco Votorantim S.A. – Nassau Branch for a CCB (Cédula de Crédito Bancário) in the aggregate amount of US$1,453, convertible to reais at the execution date under a swap agreement (Contrato para Operações de Derivativos com Pacto de Cessão Fiduciária) resulting in a total aggregate amount of R$8,000. The transaction is secured by a fiduciary assignment of certain credits held at the Company bank account held by the Company with Banco Votorantim S.A. After a grace period of six months during which interest was due, the loan divided in 12 monthly installments, of principal and interest with the first installment due on October 25, 2021 and the last installment at maturity on September 26, 2022.

On February 3, 2021, Zenvia Brazil entered into two financing agreements with Banco do Brasil S.A. in the aggregate amount of R$50,000, being one agreement in the amount of R$18,000 with an eighteen-month grace period and 24 months of amortization and the other agreement in the amount of R$32,000 with a twelve-month grace period and 36 months of amortization. Each of the agreements provide that the Company is subject to a financial covenant of maintaining a net debt to EBITDA ratio of less than or equal to 3.5x and that the last installment is on August 27, 2024 (R$ 18,000) and February 27, 2025 (R$ 32,000). As of December 31, 2021, the Company was in compliance with all of its financial covenants.

On January 20, 2021, the Zenvia Brazil entered into a financing agreement with Banco Bradesco S.A. in the aggregate amount of R$30,000 for working capital purposes. Following a one year grace period during which interest is payable, the loan will be paid in 36 monthly installments with the first installment of principal and interest due on February 21, 2022 and the last installment due on January 20, 2025.

Debentures

On May 10, 2021, D1  issued debentures, not convertible into shares, in three series totaling the amount of R$ 45,000 to be paid in 54 installments. The interest is monthly accrued and paid. According to the deed of first private issuance of simple debentures, the debentures may have its early termination in the event any of the following situations occur:

    Consolidated adjusted gross margin is below 45%;
    Cash runway is below 6 months, which is calculated by dividing the cash position (cash and cash equivalents) by the average cash outflow of the past 6 months;
    Debt coverage ratio is below 1.5, which is calculated by dividing the sum of the cash position (cash and cash equivalents) and the gross profit of the past 6 months by the interest payable for the next 6 months;

To this date, D1 has not breached to any of the non-financial obligations described in the deed of debentures, such as monthly providing financial information and the calculation of the covenants (a) to (c).

         (i)     Contractual clauses

The Company has financing agreements in the amount of R$ 82,514 guaranteed by 20% of accounts receivable given as collateral and the balance of interest-earning bank deposits recorded as non-current assets, representing three times the amount of the first payment of principal plus interest. As of December 31, 2021, the Company was in compliance with the loans and borrowing financial covenants.

        (ii)   Supplementary information to the cash flow

Loans and financing
Balance at January 1, 2020	63,346
Changes in cash	24,297
Interest paid	(4,491)
Proceeds from loans and borrowings	62,000
Repayments of borrowings	(33,212)
Changes not affecting cash	11,332
Interest and exchange-rate expenses	4,761
Additions due to acquisitions	6,571
Balance at December 31, 2020	98,975
Changes in cash	28,728
Interest paid	(17,620)
Proceeds from loans and borrowings	88,000
Repayments of borrowings	(41,652)
Changes not affecting cash	80,435
Interest and exchange-rate expenses	17,007
Additions due to acquisitions	63,428
Balance at December 31, 2021	208,138